Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Disclosure of detailed information about revenue explanatory

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Charging services revenues	29,607	82,590	129,107
Energy solutions revenues	2,989	8,115	187,260
New initiatives revenues	857	2,109	3,711

Total revenues	33,453	92,814	320,078

Disclosure of timing of revenue recognition

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Timing of revenue recognition
Goods and services transferred at a point in time	33,453	92,814	162,333
Goods and services transferred over time	—	—	157,745

Total revenues	33,453	92,814	320,078